Property and equipment	12 Months Ended
Mar. 31, 2016
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Land and premises	Rs.	15,339.0	Rs.	16,225.4	US$	244.9
Software and systems		16,123.2		17,785.6		268.5
Equipment and furniture		49,270.1		55,013.0		830.4

Property and equipment, at cost		80,732.3		89,024.0		1,343.8
Less: Accumulated depreciation		47,376.4		53,344.3		805.2

Property and equipment, net	Rs.	33,355.9	Rs.	35,679.7	US$	538.6

Depreciation and amortization charged for the years ended March 31, 2014, March 31,2015 and March 31, 2016 was Rs. 6,980.3 million, Rs. 6,905.8 million and Rs. 7,427.5 million (US$ 112.1 million), respectively.